CASH EQUIVALENTS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash Equivalents	$ 12,772,584	$ 10,128,188
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	0.45%